CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,191,821		$ 1,012,947	¥ 10,172,584
Time deposits	5,194,891		731,685	4,767,972
Restricted cash	50,000		7,042	14,803
Accounts receivable, net	1,573,900		221,679	1,328,584
Prepayments and other current assets	1,272,788		179,269	1,950,573
Short-term investments	2,653,065		373,676	4,623,452
Total current assets	18,727,039		2,637,648	24,452,888
Non-current assets:
Property and equipment, net	714,734		100,668	1,227,163
Production cost, net	2,066,066		290,999	1,929,622
Intangible assets, net	3,627,533		510,927	4,326,790
Deferred tax assets	46,591		6,562	43,591
Goodwill	2,725,130		383,827	2,725,130
Long-term investments, net	4,366,632		615,027	5,651,018
Other long-term assets	885,342		124,699	1,474,368
Total non-current assets	14,432,028		2,032,709	17,377,682
Total assets	33,159,067		4,670,357	41,830,570
Current liabilities:
Accounts payable	4,333,730		610,393	4,291,656
Salary and welfare payable	1,219,355		171,743	1,401,526
Taxes payable	345,250		48,627	316,244
Short-term loan and current portion of long-term debt	7,455,753		1,050,121	6,621,386
Deferred revenue	2,954,088		416,075	2,819,323
Accrued liabilities and other payables	1,780,623		250,795	1,534,962
Total current liabilities	18,103,695		2,549,852	17,093,404
Non-current liabilities:
Long-term debt	646		91	8,683,150
Other long-term liabilities	650,459		91,615	814,429
Total non-current liabilities	651,105		91,706	9,497,579
Total liabilities	18,754,800		2,641,558	26,590,983
Commitments and contingencies (Note 19)
Shareholders' equity
Additional paid-in capital	40,445,175		5,696,584	36,623,161
Statutory reserves	44,749		6,303	36,173
Accumulated other comprehensive income	212,477		29,927	58,110
Accumulated deficit	(26,310,800)		(3,705,794)	(21,479,869)
Total Bilibili Inc.'s shareholders' equity	14,391,900		2,027,057	15,237,828
Noncontrolling interests	12,367		1,742	1,759
Total shareholders' equity	14,404,267		2,028,799	15,239,587
Total liabilities and shareholders' equity	33,159,067		4,670,357	41,830,570
Related Party [Member]
Current assets:
Amount due from related parties	790,574		111,350	1,594,920
Current liabilities:
Amount due to related parties	14,896	[1]	2,098	108,307	[1]
Class Y Ordinary Shares
Shareholders' equity
Ordinary shares	52		7	52
Class Z Ordinary Shares
Shareholders' equity
Ordinary shares	¥ 213		$ 30	¥ 201

[1]	The balances as of December 31, 2022 and 2023 mainly represent considerations related to long-term investments, which are non-trade in nature.